Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement [Text Block]	mist7_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 25, 2013

TO THE

PROSPECTUS DATED APRIL 30, 2012

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The following changes are made to the prospectus of MFS® Research International Portfolio (the “Portfolio”), a series of Met Investors Series Trust.

In the Portfolio Summary, the disclosure in the footnote to the Annual Portfolio Operating Expenses table is deleted in its entirety and replaced with the following:

*	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.70% of the first $1 billion of the Portfolio’s average daily net assets, plus 0.65% of such assets over $1 billion up to $1.5 billion, plus 0.55% of such assets over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

MFS Research International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist7_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 25, 2013

TO THE

PROSPECTUS DATED APRIL 30, 2012

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The following changes are made to the prospectus of MFS® Research International Portfolio (the “Portfolio”), a series of Met Investors Series Trust.

In the Portfolio Summary, the disclosure in the footnote to the Annual Portfolio Operating Expenses table is deleted in its entirety and replaced with the following:

*	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.70% of the first $1 billion of the Portfolio’s average daily net assets, plus 0.65% of such assets over $1 billion up to $1.5 billion, plus 0.55% of such assets over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.